Average headcount and number of offices - Number of offices (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2019 Office	Dec. 31, 2018 Office EUR (€)
Disclosure of geographical areas [line items]
Number of offices	13,081	13,217
SPAIN
Disclosure of geographical areas [line items]
Number of offices	4,296	4,427
Abroad
Disclosure of geographical areas [line items]
Number of offices	8,785	8,790